Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Energy Portfolio	Apr. 29, 2023
VIP Energy Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	63.18%
Past 5 years	7.19%
Past 10 years	4.80%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1509
Average Annual Return:
Past 1 year	63.13%
Past 5 years	8.42%
Past 10 years	5.16%